Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (8,563)	R (4,096)
Deferred tax liabilities	27,586	25,908
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	2,003	1,194
Deferred tax liabilities	33,342	32,233
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(1,147)	(777)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,851)	(1,296)
Deferred tax liabilities	(4,061)	(4,991)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(7,329)	(3,267)
Deferred tax liabilities	(150)	(284)
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	59	57
Other Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(386)	(727)
Deferred tax liabilities	R (457)	R (330)